5. ACCOUNTS RECEIVABLE: Schedule of Accounts Receivable (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Accounts Receivable
	December 31, 2020	December 31, 2019
	$	$
Trade receivables	9,800	12,375
GST receivable	2,128	3,099
	11,928	15,474